SEMI ANNUAL REPORT

                             TEMPLETON FOREIGN FUND

                               February 28, 1999



[LOGO FRANKLIN(R)TEMPLETON(R)]

PAGE

[LOGO CELEBRATING OVER 50 YEARS]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.

[PHOTO OF MARK HOLOWESKO APPEARS HERE]

MARK G. HOLOWESKO, CFA

PORTFOLIO MANAGER
TEMPLETON FOREIGN FUND


Mark G. Holowesko is president and portfolio manager of Templeton Foreign Fund and several other Templeton funds. He joined the Templeton organization in 1985 in Nassau, Bahamas, and serves as chief investment officer of equity research worldwide, as well as an officer and director of Templeton Worldwide, Inc. Mr. Holowesko received a B.A. in economics from Holy Cross College and an M.B.A. from Babson College. He is a Chartered Financial Analyst and a former director of the International Society of Financial Analysts.



PAGE

SHAREHOLDER LETTER

-------------------------------------------------------------------------------
Your Fund's Goal: Templeton Foreign Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest primarily in the equity securities of companies located outside the United States, including emerging markets.
-------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to bring you this semiannual report of Templeton Foreign Fund, which covers the six months ended February 28, 1999. During this time, relatively low interest rates, benign inflation and increasing productivity contributed to a rise in many global equity markets, and on February 28, 1999, the Morgan Stanley Capital International(R) Europe, Australasia, Far East (MSCI
EAFE) Index was 14.00% higher than on September 1, 1998.(1) Within this environment, the Fund's Class A shares provided a 9.45% six-month cumulative total return, as shown in the Performance Summary on page 7.

The underperformance of the Fund relative to the index was due largely to our value-oriented investment

1. Source: Standard & Poor's(R) Micropal. The unmanaged MSCI EAFE Index tracks the performance of approximately 1,000 securities in 20 countries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 13 of this report.

CONTENTS


Shareholder Letter ...........1

Performance Summary ..........6

Financial Highlights &
Statement of Investments .....9

Financial Statements ........21

Notes to Financial
Statements ..................24

                                [PYRAMID GRAPH]
                                 FUND CATEGORY
                                     GLOBAL
                                     GROWTH
                                GROWTH & INCOME
                                     INCOME
                                TAX-FREE INCOME

PAGE

GEOGRAPHIC DISTRIBUTION

Based on Total Net Assets
2/28/992.

[THIS CHART SHOWS IN BAR CHART FORMAT THE GEOGRAPHIC DISTRIBUTION OF TEMPLETON FOREIGN FUND'S PORTFOLIO HOLDINGS ON FEBRUARY 28, 1999, BASED ON TOTAL NET ASSTS.]

[BAR GRAPH]

European Stocks                                   46.7%
Asian Stocks                                      25.2%
Latin American Stocks                             12.4%
Austalian & New Zealand Stocks                     5.8%
North American Stocks                              3.5%
Mid-East/African Stocks                            1.8%
Short-Term Investments & Other Net Assets          4.6%



philosophy, which involves purchasing securities we consider undervalued and holding them until their value is recognized by the market. During the period under review, "growth" investors seemed to ignore fundamental values, as share prices were pushed to record levels in a momentum-driven market. At the end of the reporting period, the Morgan Stanley Capital International(R) World Index was trading at 29.8 times earnings, 14.7 times cash earnings and 3.55 times book value. Globally, the most expensive stocks, as measured by price-to-earnings (P/E) ratios, outperformed the least expensive by 2.8 times. In Europe, the ratio was 4.1 times.(2)

ASIA

Improving economic conditions in many Asian countries drove up stock prices there and, although they remained below their collective peak, Far East markets, as measured by the Morgan Stanley Capital International(R) Far East Index rose 24% on average during the reporting period.(3) The best performing Asian equity market was Korea's, which rose 91.8% in U.S. dollar terms.(4)

On February 28, 1999, Hong Kong represented the Fund's largest country weighting in Asia. In our opinion, the long-term impact of the region's financial problems on many quality companies has been over-estimated. For example, shares of HSBC Holdings PLC, a bank and financial organization with

2. Source: Standard & Poor's Micropal. Ratios calculated on a cap weighted basis. The MSCI World Index tracks the performance of approximately 1,500 securities in 23 countries and is designed to measure world stock market performance. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

3. Source: Standard & Poor's
Micropal. The unmanaged MSCI Far East index includes approximately 400 companies representing the stock markets of Hong Kong, Japan and Singapore. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

4. Source: Bloomberg.

2

PAGE

subsidiaries in Asia, Europe, the U.S. and the Middle East, were selling at a discount to those of other international banks on a price-to-book-value basis.

EUROPE

Events culminating in the euro's successful introduction on January 1, 1999, helped boost many European equity markets, and the Morgan Stanley Capital International(R) All Country (MSCI AC) Europe Index rose 10.84% from September 1, 1998 to February 28, 1999.(5) However, we took advantage of weakness in the energy sources sector and added to our holdings of Norway's Saga Petroleum AS. We also took advantage of opportunities to buy shares of several European chemical companies, many of which are consolidating to enhance value. And in the United Kingdom, we initiated a position in British Airways PLC, an international and domestic passenger airline, which we believe could benefit from higher operating margins resulting from improved cost efficiencies and lower fuel prices.

LATIN AMERICA

Although Latin American companies saw a record number of mergers, equity markets in the region posted mixed results during the reporting period. Mexico's market rose 44.4%, Argentina's 7.2%, and Brazil's, where the lack of a strong international financial policy kept the equity market under pressure, declined 21.4%.(6) As of February 28, 1999, the Fund's Brazilian

5. Source: Standard & Poor's Micropal. The unmanaged MSCI AC Index measures the weighted average performance, in U.S. dollars, of about 60% of the market capitalization listed on 21 European stock exchanges (approximately 700 securities). It includes reinvested dividends. One cannot invest directly in an index.

6. Source: Bloomberg.


TOP 10 EQUITY HOLDINGS
2/28/99


[THIS TABLE LIST THE TOP 10 EQUITY HOLDINGS, INCLUDING INDUSTRY AND COUNTRY OF ORIGIN, OF TEMPLETON FOREIGN FUND AS OF FEBRUARY 28, 1999, BASED ON TOTAL NET ASSETS.]


NAME,                                % OF TOTAL
INDUSTRY, COUNTRY                    NET ASSETS
-----------------------------------------------

Telefonos de Mexico SA
(Telmex), L, ADR
Telecommunications, Mexico              2.2%

National Australia Bank Ltd.
Banking, Australia                      2.2%

YPF Soc Anonima
Yacimientos Petroliferos
Fiscale, D, ADR
Energy Sources, Argentina               2.0%

Singapore Airlines Ltd., fgn.
Transportation, Singapore               1.9%

General Electric Co. PLC
Electrical & Electronics,
United Kingdom                          1.8%

Koninklijke Philips
Electronics NV
Electrical & Electronics,
Netherlands                             1.7%

HSBC Holdings PLC
Banking, Hong Kong*                     1.7%

Cheung Kong Holdings Ltd.
Multi-Industry, Hong Kong*              1.6%

Sony Corp.
Appliances & Household
Durables, Japan                         1.5%

ABB AB, A
Electrical & Electronics,
Sweden                                  1.5%

*Hong Kong reverted to the sovereignty of China on July 1, 1997.



                                                                               3

PAGE

TOP 10 COUNTRIES
REPRESENTED IN THE FUND*

EQUITY INVESTMENTS
(95.4% OF TOTAL NET ASSETS)
2/28/99

[THIS CHART SHOWS IN TABLE FORMAT THE TOP 10 COUNTRIES REPRESENTED* IN TEMPLETON FOREIGN FUND AS OF FEBRUARY 28, 1999 BASED ON 95.4% OF TOTAL NET ASSETS.]


                    % OF TOTAL
  COUNTRY           NET ASSETS
  ----------------------------
  United Kingdom         17.9%
  Hong Kong**            14.9%
  Sweden                  6.6%
  Netherlands             5.8%
  Australia               5.0%
  Japan                   4.7%
  Mexico                  4.4%
  Germany                 4.3%
  Argentina               3.9%
  Brazil                  3.5%

*Does not include fixed-income securities and short-term investments and other net assets.

**Hong Kong reverted to the sovereignty of China on July 1, 1997.

holdings included shares of several Telebras subsidiaries which we believed were undervalued. The portfolio also included a position in Telmex, a provider of local and international telephone services in Mexico. Despite increased competition arising from the deregulation of the Mexican telephone market, Telmex experienced only modest market-share loss during the six months under review.

Looking forward, we are optimistic about the Fund's prospects, and remain confident in our value style of investing. It has rewarded shareholders with long-term results in the past, and we firmly believe it would be wrong to change our style now.

This discussion reflects our views, opinions and portfolio holdings as of February 28, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and portfolio composition. Although past performance is not predictive of future results, these insights may help you better understand our investment and management philosophy.

Please remember, there are special risks associated with global investing related to market, currency, economic, social, political and other factors. Emerging market securities involve similar but heightened risks, in addition to those associated with the relatively small size and lesser liquidity of those markets.


4

PAGE

Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. For example, Taiwan's equity market has increased 951% in the last 15 years, but has suffered six declines of more than 20% during that time.(7) While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in emerging markets. These risks and considerations are discussed in the Fund's prospectus.

Thank you for investing in Templeton Foreign Fund. We welcome your comments and look forward to serving you in the future.

Sincerely,

/s/MARK G. HOLOWESKO
---------------------------
Mark G. Holowesko, CFA
President
Templeton Foreign Fund, Inc.



7. Source: Bloomberg.Based on quarterly percentage price change over 15 years ended December 31, 1998. Market returns are measured in U.S. dollars and do not include reinvested dividends.




                                                                               5

PAGE

-------------------------------------------------------------------------------
CLASS A (formerly Class I):
Subject to the current, maximum 5.75% initial sales charge. Prior to July 1, 1992, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. On January 1, 1993, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B:
Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (formerly Class II):
Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:
No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
-------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 2/28/99

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each class' operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION (9/1/98 - 2/28/99)

Class A                         Change         2/28/99  8/31/98
---------------------------------------------------------------
Net Asset Value                 -$0.25          $8.18    $8.43

                                Distributions
                                -------------------------------
Dividend Income                 $0.2600
Long-term Capital Gain          $0.6600
Short-term Capital Gain         $0.1050
      TOTAL                     $1.0250

Class B                         Change         2/28/99  1/1/99
---------------------------------------------------------------
Net Asset Value                 -$0.22          $8.17    $8.39

Class C                         Change         2/28/99  8/31/98
---------------------------------------------------------------
Net Asset Value                 -$0.23          $8.07    $8.30

                                Distributions
                                -------------------------------
Dividend Income                 $0.2062
Long-term Capital Gain          $0.6600
Short-term Capital Gain         $0.1050
      TOTAL                     $0.9712

Advisor Class                   Change         2/28/99  8/31/98
---------------------------------------------------------------
Net Asset Value                 -$0.25          $8.19    $8.44

                                Distributions
                                -------------------------------
Dividend Income                 $0.2792
Long-term Capital Gain          $0.6600
Short-term Capital Gain         $0.1050
      TOTAL                     $1.0442


Templeton Foreign Fund paid distributions derived from long-term capital gains of $0.6600 per share in October, 1998. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

Past performance is not predictive of future results.



6

PAGE

PERFORMANCE


                                                                       INCEPTION
CLASS A                   6-MONTH    1-YEAR      5-YEAR     10-YEAR    (10/5/82)
--------------------------------------------------------------------------------
Cumulative
Total Return(1)            9.45%     -12.38%      26.58%     155.35%     833.09%
Average Annual
Total Return(2)            3.21%     -17.40%       3.60%       9.18%      14.17%
Value of $10,000
Investment(3)           $10,321      $8,260     $11,933     $24,066     $87,950

                        2/28/95     2/28/96     2/28/97     2/28/98     2/28/99
                        --------------------------------------------------------
One-Year
Total Return(4)           -2.74%      16.15%      16.04%      10.21%     -12.38%


                                                                       INCEPTION
CLASS B                                                                 (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                                -2.62%
Aggregate Total Return(2)                                                 -6.52%
Value of $10,000 Investment(3)                                           $9,348


                                                                     INCEPTION
CLASS C                       6-MONTH       1-YEAR       3-YEAR       (5/1/95)
--------------------------------------------------------------------------------
Cumulative
Total Return(1)                  9.15%      -12.97%        9.59%       21.49%
Average Annual
Total Return(2)                  7.15%      -14.65%        2.74%        4.95%
Value of $10,000
Investment(3)                 $10,715       $8,535      $10,845      $12,031

                                           2/28/97      2/28/98      2/28/99
                                           -------------------------------------
One-Year
Total Return(4)                              15.15%        9.36%      -12.97%


                                                                       INCEPTION
ADVISOR CLASS(5)     6-MONTH       1-YEAR       5-YEAR      10-YEAR    (10/5/82)
--------------------------------------------------------------------------------
Cumulative
Total Return(1)        9.70%      -12.15%       27.31%      156.81%      838.41%
Average Annual
Total Return(2)        9.70%      -12.15%        4.95%        9.89%       14.63%
Value of $10,000
Investment(3)       $10,970       $8,785      $12,731      $25,681      $93,841

                    2/28/95      2/28/96      2/28/97      2/28/98      2/28/99
                    ------------------------------------------------------------

One-Year
Total Return(4)       -2.74%       16.15%       16.15%       10.45%      -12.15%

Past performance is not predictive of future results.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized. Since Class B shares have existed for less than one year, the figures for that class represent aggregate total return from inception; therefore, average annual total returns are not provided.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

5. On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total return of Advisor Class shares were 0.43% and 0.20% respectively.

-------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
-------------------------------------------------------------------------------

                                                                               7

PAGE

TEMPLETON FOREIGN FUND

CLASS A

If you had invested $10,000 in Templeton Foreign Fund - Class A at inception, it would have been worth more than $87,000 on February 28, 1999. The chart below illustrates the cumulative total return of a hypothetical $10,000 investment in the Fund on October 5, 1982 (inception), with income dividends and capital gains reinvested as shown through February 28, 1999.*

                           [LINE GRAPH APPEARS HERE]

$87,950
TOTAL VALUED
INVESTMENT
2/28/99


[THE FOLLOWING CHART SHOWS IN GRAPH FORMAT THE CUMULATIVE TOTAL RETURN OF A $10,000 INVESTMENT IN THE FUND ON OCTOBER 5, 1982 (INCEPTION) AS OF FEBRUARY 28, 1999.]



                        PRINCIPAL       INCOME     PRINCIPAL    CAP GAINS   PRINCIPAL +     TOTAL VALUE
                                                  + DIVIDENDS               CAP GAINS
      10/05/82            $9,423          $0        $9,423         $0           $9,423          $9,423
      12/31/82            $9,823          $0        $9,823         $0           $9,823          $9,823
      12/30/83           $13,169         $193       $13,362       $48          $13,217          $13,410
      12/31/84           $12,603         $491       $13,094       $156         $12,759          $13,250
      12/31/85           $15,489        $1,077      $16,566       $246         $15,735          $16,812
      12/31/86           $18,151        $1,752      $19,903      $1,745        $19,896          $21,648
      12/31/87           $20,436        $2,816      $23,252      $3,754        $24,190          $27,006
      12/30/88           $22,709        $4,156      $26,865      $6,081        $28,790          $32,946
      12/29/89           $27,467        $6,387      $33,854      $9,152        $36,619          $43,006
      12/31/90           $24,700        $7,170      $31,870      $9,842        $34,542          $41,712
      12/31/91           $26,949        $9,249      $36,198     $13,127        $40,076          $49,325
      12/31/92           $25,088        $9,876      $34,964     $14,408        $39,496          $49,372
      12/31/93           $33,333       $14,060      $47,393     $20,156        $53,489          $67,549
      12/30/94           $31,166       $14,231      $45,397     $22,386        $53,552          $67,783
      12/29/95           $32,438       $16,772      $49,210     $26,133        $58,571          $75,343
      12/31/96           $36,608       $21,301      $57,909     $30,994        $67,602          $88,903
      12/31/97           $35,158       $23,062      $58,220     $36,595        $71,753          $94,815
      12/31/98           $29,647       $22,041      $51,688     $38,493        $68,140          $90,181
       2/28/99           $28,904       $21,490      $50,394     $37,529        $66,433          $87,923



*Cumulative total return represents the change in value of an investment over the indicated period. All figures have been restated to reflect the current, maximum 5.75% initial sales charge; thus actual total return for purchasers of shares during the periods shown may differ. Prior to July 1, 1992, these shares were offered at a higher initial sales charge. On January 1, 1993, the Fund's Class A shares implemented a plan of distribution under Rule 12b-1, which will affect subsequent performance.

Except as noted, all figures assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The historical data shown above pertain only to Class A shares of the Fund. The Fund offers other share classes, subject to different fees and expenses, which will affect their performance. Please see the prospectus for more details.

Past performance is not predictive of future results.

8

PAGE

TEMPLETON FOREIGN FUND
Financial Highlights

                                                                               CLASS A
                                         ------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                         FEBRUARY 28, 1999   ----------------------------------------------------------------
                                            (UNAUDITED)         1998          1997          1996         1995         1994
                                         ------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the
  period)
Net asset value, beginning of period...          $8.43            $11.40         $9.97        $9.62       $10.01        $8.74
                                         ------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income.................            .09               .30           .32          .27          .23          .14
 Net realized and unrealized gains
   (losses)............................            .68             (2.11)         1.56          .69          .05         1.39
                                         ------------------------------------------------------------------------------------
Total from investment operations.......            .77             (1.81)         1.88          .96          .28         1.53
                                         ------------------------------------------------------------------------------------
Less distributions from:
 Net investment income.................           (.26)             (.32)         (.28)        (.25)        (.16)        (.13)
 Net realized gains....................           (.76)             (.84)         (.17)        (.36)        (.51)        (.13)
                                         ------------------------------------------------------------------------------------
Total distributions....................          (1.02)            (1.16)         (.45)        (.61)        (.67)        (.26)
                                         ------------------------------------------------------------------------------------
Net asset value, end of period.........          $8.18             $8.43        $11.40        $9.97        $9.62       $10.01
                                         ====================================================================================
Total Return*..........................          9.45%          (17.89)%        19.55%       10.68%        3.14%       17.94%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)......     $9,841,645       $10,745,504   $14,367,787   $9,602,209   $6,941,238   $5,014,438
Ratios to average net assets:
 Expenses..............................          1.12%**           1.12%         1.08%        1.12%        1.15%        1.14%
 Net investment income.................          1.84%**           2.79%         3.28%        3.09%        2.81%        1.84%
Portfolio turnover rate................         15.56%            38.27%        37.28%       15.91%       21.78%       36.75%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
                                                                               9

PAGE

TEMPLETON FOREIGN FUND
Financial Highlights (continued)

                                                                       CLASS B
                                                                  -----------------
                                                                    PERIOD ENDED
                                                                  FEBRUARY 28, 1999
                                                                    (UNAUDITED)+
                                                                  -----------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................             $8.39
                                                                  -----------------
Income from investment operations:
 Net investment loss........................................                --
 Net realized and unrealized losses.........................              (.22)
                                                                  -----------------
Total from investment operations............................              (.22)
                                                                  -----------------
Net asset value, end of period..............................             $8.17
                                                                  =================
Total Return*...............................................           (2.62)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................            $1,697
Ratios to average net assets:
 Expenses...................................................             1.86%**
 Net investment loss........................................            (.26)%**
Portfolio turnover rate.....................................            15.56%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period January 1, 1999 (effective date) to February 28, 1999.
 10

PAGE

TEMPLETON FOREIGN FUND
Financial Highlights (continued)

                                                                                    CLASS C
                                                  ----------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                                  FEBRUARY 28, 1999      -----------------------------------------------------
                                                     (UNAUDITED)            1998            1997           1996         1995+
                                                  ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the
  period)
Net asset value, beginning of period........              $8.30              $11.25           $9.87         $9.59        $9.16
                                                  ----------------------------------------------------------------------------
Income from investment operations:
 Net investment income......................                .05                 .22             .26           .30          .03
 Net realized and unrealized gains
   (losses).................................                .69               (2.07)           1.52           .58          .40
                                                  ----------------------------------------------------------------------------
Total from investment operations............                .74               (1.85)           1.78           .88          .43
                                                  ----------------------------------------------------------------------------
Less distributions from:
 Net investment income......................               (.21)               (.26)           (.23)         (.24)          --
 Net realized gains.........................               (.76)               (.84)           (.17)         (.36)          --
                                                  ----------------------------------------------------------------------------
Total distributions.........................               (.97)              (1.10)           (.40)         (.60)          --
                                                  ----------------------------------------------------------------------------
Net asset value, end of period..............              $8.07               $8.30          $11.25         $9.87        $9.59
                                                  ============================================================================
Total Return*...............................              9.15%            (18.46)%          18.65%         9.78%        4.81%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........         $1,020,182          $1,159,810      $1,303,639      $527,443      $63,428
Ratios to average net assets:
 Expenses...................................              1.87%**             1.87%           1.83%         1.87%        1.90%**
 Net investment income......................              1.10%**             2.07%           2.62%         2.63%        1.86%**
Portfolio turnover rate.....................             15.56%              38.27%          37.28%        15.91%       21.78%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 1, 1995 (effective date) to August 31, 1995.
                                                                              11

PAGE

TEMPLETON FOREIGN FUND
Financial Highlights (continued)

                                                                                  ADVISOR CLASS
                                                                  ---------------------------------------------
                                                                  SIX MONTHS ENDED       YEAR ENDED AUGUST 31,
                                                                  FEBRUARY 28, 1999      ----------------------
                                                                     (UNAUDITED)          1998++        1997+
                                                                  ---------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................             $8.44             $11.42        $10.26
                                                                  ---------------------------------------------
Income from investment operations:
 Net investment income......................................               .11                .33           .07
 Net realized and unrealized gains (losses).................               .68              (2.12)         1.09
                                                                  ---------------------------------------------
Total from investment operations............................               .79              (1.79)         1.16
                                                                  ---------------------------------------------
Less distributions from:
 Net investment income......................................              (.28)              (.35)           --
 Net realized gains.........................................              (.76)              (.84)           --
                                                                  ---------------------------------------------
Total distributions.........................................             (1.04)             (1.19)           --
                                                                  ---------------------------------------------
Net asset value, end of period..............................             $8.19              $8.44        $11.42
                                                                  =============================================
Total Return*...............................................             9.70%           (17.75)%        11.31%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................           $46,510            $50,022      $139,100
Ratios to average net assets:
 Expenses...................................................              .87%**             .87%          .83%**
 Net investment income......................................             2.11%**            3.08%         3.37%**
Portfolio turnover rate.....................................            15.56%             38.27%        37.28%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to August 31, 1997. ++Based on average weighted shares outstanding.
                       See Notes to Financial Statements.
 12

PAGE

TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED)

                                                                 COUNTRY          SHARES              VALUE
                                                                 ------------------------------------------
COMMON STOCKS 91.1%
AEROSPACE & MILITARY TECHNOLOGY .8%
Rolls-Royce PLC.............................................  United Kingdom      18,528,127     $    81,031,987
                                                                                                 ---------------
APPLIANCES & HOUSEHOLD DURABLES 1.5%
Sony Corp. .................................................      Japan            2,153,800         163,009,895
                                                                                                 ---------------
AUTOMOBILES 2.3%
Autoliv Inc., ADR...........................................      Sweden           1,291,354          48,786,940
Bayerische Motorenwerke AG BMW..............................     Germany              72,690          52,824,831
Fiat SpA, di Risp...........................................      Italy            1,352,140           2,192,339
Volvo AB, B.................................................      Sweden           5,541,000         143,961,670
                                                                                                 ---------------
                                                                                                     247,765,780
                                                                                                 ---------------
BANKING 6.6%
Australia & New Zealand Banking Group Ltd. .................    Australia         15,060,131          97,256,254
Banco Popular Espanol SA....................................      Spain              384,017          25,736,031
*Bangkok Bank Public Co. Ltd., fgn. ........................     Thailand          4,776,400           8,063,055
Bank Slaski SA W Katowicach.................................      Poland             184,292           8,035,038
Deutsche Bank AG, Br. ......................................     Germany           1,034,100          53,807,937
Development Bank of Singapore Ltd., fgn. ...................    Singapore          1,827,400          13,265,099
Guoco Group Ltd. ...........................................    Hong Kong         19,272,500          29,849,956
HSBC Holdings PLC...........................................    Hong Kong          6,520,812         183,477,399
National Australia Bank Ltd. ...............................    Australia         14,252,374         237,622,167
Nordbanken Holding AB.......................................      Sweden           7,547,000          45,767,355
Unibanco Uniao de Bancos Brasileiros SA, GDR................      Brazil             953,290          12,869,415
                                                                                                 ---------------
                                                                                                     715,749,706
                                                                                                 ---------------
BEVERAGES & TOBACCO
*Buenos Aires Embotelladora SA (Baesa), B, ADR..............    Argentina          1,200,000              12,000
                                                                                                 ---------------
BROADCASTING & PUBLISHING .9%
*Apt Satellite Holdings Ltd., ADR...........................    Hong Kong          3,000,000           8,812,500
South China Morning Post Holdings, Ltd. ....................    Hong Kong         48,612,400          20,862,345
South China Morning Post Holdings, Ltd., 144A...............    Hong Kong         31,530,000          13,531,316
Television Broadcasts Ltd. .................................    Hong Kong         18,000,000          53,551,031
                                                                                                 ---------------
                                                                                                      96,757,192
                                                                                                 ---------------
BUILDING MATERIALS & COMPONENTS 1.4%
Caradon PLC.................................................  United Kingdom       6,546,802          16,151,477
Cemex SA....................................................      Mexico           7,813,770          22,409,155
Cemex SA, B.................................................      Mexico           4,696,000          14,458,302
Cemex SA, A, ADR............................................      Mexico              22,119             126,870
Cemex SA, B, ADR............................................      Mexico             776,300           4,780,230
Gujarat Ambuja Cements Ltd. ................................      India                5,356              32,004
+Hepworth PLC...............................................  United Kingdom      21,012,458          51,671,082
Okumura Corp. ..............................................      Japan           10,093,000          39,044,981
                                                                                                 ---------------
                                                                                                     148,674,101
                                                                                                 ---------------

                                                                              13

PAGE


TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES              VALUE
                                                                 ------------------------------------------
COMMON STOCKS (CONT.)
CHEMICALS 4.7%
Akzo Nobel NV...............................................   Netherlands         2,422,200     $    91,867,841
BASF AG.....................................................     Germany           3,211,900         110,360,031
Bayer AG, Br. ..............................................     Germany             917,900          32,244,141
Beijing Yanhua Petrochemical Company Limited, ADR...........      China            1,300,000           4,306,250
Cookson Group PLC...........................................  United Kingdom      22,015,799          56,959,911
+DSM NV, Br. ...............................................   Netherlands         1,852,903         160,688,662
European Vinyls Corporation Evc International NV............   Netherlands           442,154           2,596,766
Imperial Chemical Industries Plc. ..........................  United Kingdom         351,512           3,057,752
Laporte PLC.................................................  United Kingdom         100,000             905,931
Rhone-Poulenc SA, A.........................................      France           1,080,000          49,497,777
Shanghai Petrochemical Co. Ltd., H..........................      China           61,677,000           5,015,199
                                                                                                 ---------------
                                                                                                     517,500,261
                                                                                                 ---------------
CONSTRUCTION & HOUSING .3%
+Hollandsche Beton Groep NV.................................   Netherlands         2,032,325          19,409,658
Kyudenko Corp. .............................................      Japan            2,295,000          13,578,508
                                                                                                 ---------------
                                                                                                      32,988,166
                                                                                                 ---------------
ELECTRICAL & ELECTRONICS 6.4%
ABB AB, A...................................................      Sweden          14,137,010         160,746,048
Alcatel SA..................................................      France             900,000          96,821,999
Fuji Photo Film Co. Ltd. ...................................      Japan            1,332,000          48,946,650
+G P Batteries International Ltd. ..........................    Singapore          6,115,398          10,654,003
General Electric Co. PLC....................................  United Kingdom      24,570,000         197,789,642
Koninklijke Philips Electronics NV..........................   Netherlands         2,674,340         186,421,417
                                                                                                 ---------------
                                                                                                     701,379,759
                                                                                                 ---------------
ELECTRONIC COMPONENTS & INSTRUMENTS .2%
BICC PLC....................................................  United Kingdom      14,109,692          20,230,326
                                                                                                 ---------------
ENERGY EQUIPMENT & SERVICES .3%
Koninklijke Pakhoed NV......................................   Netherlands         1,302,048          31,588,189
                                                                                                 ---------------
ENERGY SOURCES 6.4%
Norsk Hydro AS..............................................      Norway           3,607,174         122,342,730
Perez Companc SA, Reg B.....................................    Argentina         10,347,700          42,131,992
*Ranger Oil Ltd. ...........................................      Canada           3,305,505           9,296,733
*Renaissance Energy Ltd. ...................................      Canada           6,500,000          57,270,619
Repsol SA...................................................      Spain            1,011,000          53,160,876
Saga Petroleum AS...........................................      Norway           4,707,995          39,547,991
Shell Transport & Trading Co. PLC...........................  United Kingdom      16,774,404          93,516,590
Shell Transport & Trading Co. PLC, fgn. ....................  United Kingdom          37,600           1,261,950
Societe Elf Aquitaine SA, Br. ..............................      France             636,000          66,326,363
YPF Soc Anonima Yacimientos Petroliferos Fiscale, D.........    Argentina          1,475,000          42,939,676
YPF Soc Anonima Yacimientos Petroliferos Fiscale, D, ADR....    Argentina          5,927,400         171,894,600
                                                                                                 ---------------
                                                                                                     699,690,120
                                                                                                 ---------------

 14

PAGE

TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES              VALUE
                                                                 ------------------------------------------
COMMON STOCKS (CONT.)
FINANCIAL SERVICES .4%
Lend Lease Corp. Ltd. ......................................    Australia          3,568,936     $    44,322,496
                                                                                                 ---------------
FOOD & HOUSEHOLD PRODUCTS 2.5%
Albert Fisher Group PLC.....................................  United Kingdom       5,755,712             530,187
Hillsdown Holdings PLC......................................  United Kingdom      13,023,077          14,604,072
Illovo Sugar Ltd. ..........................................   South Africa        4,800,000           4,416,465
Industrias Bachoco SA, ADR..................................      Mexico             500,000           3,718,750
Panamerican Beverages Inc., A...............................      Mexico           4,202,900          66,458,356
Pepsi-Gemex SA de CV, GDR...................................      Mexico           1,484,400          11,225,775
Tate & Lyle Plc. ...........................................  United Kingdom      19,100,000         138,456,794
*Terranova Foods PLC........................................  United Kingdom       4,241,101           5,571,277
Vitro SA De CV, A...........................................      Mexico           8,183,320          12,363,348
Vitro SA De CV, ADR.........................................      Mexico           3,417,640          15,379,380
                                                                                                 ---------------
                                                                                                     272,724,404
                                                                                                 ---------------
FOREST PRODUCTS & PAPER 6.2%
Aracruz Celulose SA, ADR....................................      Brazil           3,239,700          41,711,138
*Asia Pulp & Paper Co. Ltd., ADR............................    Indonesia          3,804,500          26,155,938
Assidomaen AB...............................................      Sweden           1,780,900          32,443,343
Carter Holt Harvey Ltd. ....................................   New Zealand        44,890,846          41,172,822
Fletcher Challenge Paper Ltd. ..............................   New Zealand        29,863,383          20,659,877
Metsa Serla OY, B...........................................     Finland           2,859,000          19,803,820
Mitsubishi Paper Mills Ltd. ................................      Japan            4,923,000           8,215,373
+Mo Och Domsjoe AB (Modo), B................................      Sweden           4,000,800         104,923,780
Munksjo AB..................................................      Sweden           1,079,000           6,860,007
Norske Skogindustrier AS, A.................................      Norway           1,619,000          48,162,003
*PT Indah Kiat Pulp & Paper Corporation TBK.................    Indonesia        165,994,073          39,444,136
*PT Indah Kiat Pulp & Paper Corporation TBK, wts. ..........    Indonesia             11,442               1,424
Sappi Ltd. .................................................   South Africa        8,196,100          29,238,710
*Stora Enso OYJ, A..........................................     Finland           1,210,594          10,286,867
*Stora Enso OYJ, A, fgn. ...................................     Finland             634,000           5,637,411
*Stora Enso OYJ, R..........................................     Finland           5,654,331          50,120,919
Stora Enso OYJ, R, fgn. ....................................     Finland           8,687,550          77,248,098
Svenska Cellulosa AB (SCA), B...............................      Sweden             282,656           5,650,355
Unipapel SA, Br. ...........................................      Spain              318,488           4,230,424
UPM-Kymmene Corp. ..........................................     Finland           4,067,834         105,608,732
                                                                                                 ---------------
                                                                                                     677,575,177
                                                                                                 ---------------
INDUSTRIAL COMPONENTS 2.2%
Chudenko Corp. .............................................      Japan            1,000,000          18,963,338
Michelin SA, B..............................................      France             595,584          26,544,498
Sandvik AB, A...............................................      Sweden             184,700           3,545,409
Sandvik AB, B...............................................      Sweden           3,139,700          60,268,113
SKF AB, A...................................................      Sweden           1,925,705          25,545,787

                                                                              15

PAGE

TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES              VALUE
                                                                 ------------------------------------------
COMMON STOCKS (CONT.)
INDUSTRIAL COMPONENTS (CONT.)
SKF AB, B...................................................      Sweden           4,791,776     $    66,202,554
+Yamato Kogyo Co. Ltd. .....................................      Japan            7,702,000          37,844,635
                                                                                                 ---------------
                                                                                                     238,914,334
                                                                                                 ---------------
INSURANCE 1.2%
Ace Ltd. ...................................................     Bermuda           1,600,000          43,600,000
HIH Insurance Ltd. .........................................    Australia          3,579,762           4,859,144
Partnerre Ltd. .............................................     Bermuda             647,700          28,013,025
XL Capital Ltd., A..........................................     Bermuda             850,000          52,062,500
                                                                                                 ---------------
                                                                                                     128,534,669
                                                                                                 ---------------
LEISURE & TOURISM .9%
+Grand Hotel Holdings Ltd. .................................    Hong Kong         34,685,000           4,790,158
Harbour Centre Development Ltd. ............................    Hong Kong         14,330,000           6,242,296
Mandarin Oriental Intl. Ltd. ...............................    Singapore         34,207,000          16,590,395
Rank Group PLC..............................................  United Kingdom       8,437,529          32,102,674
Shangri-La Asia Ltd. .......................................    Hong Kong         56,403,000          40,403,556
                                                                                                 ---------------
                                                                                                     100,129,079
                                                                                                 ---------------
MACHINERY & ENGINEERING 3.2%
BTR Siebe PLC...............................................  United Kingdom      27,849,250         117,559,152
Makita Corp. ...............................................      Japan            2,965,700          28,419,729
+Mckechnie Group PLC........................................  United Kingdom      10,052,495          56,283,794
New Holland NV..............................................   Netherlands         2,900,900          28,827,694
Rauma OY....................................................     Finland           1,600,000          18,354,465
VA Technologie AG, Br. .....................................     Austria             159,747          12,363,097
Valmet OY...................................................     Finland           3,000,000          31,286,020
+Vickers Group PLC..........................................  United Kingdom      22,672,701          53,756,044
                                                                                                 ---------------
                                                                                                     346,849,995
                                                                                                 ---------------
MERCHANDISING 4.2%
Best Denki Co. Ltd. ........................................      Japan            2,023,140          14,493,628
Dairy Farm International Holdings Ltd. .....................    Hong Kong         56,773,759          60,747,922
Gucci Group NV..............................................   Netherlands         1,062,300          74,361,000
Marks & Spencer PLC.........................................  United Kingdom       6,989,000          47,136,731
Matsuzakaya Co. Ltd. .......................................      Japan            3,604,600          16,557,160
Safeway Plc. ...............................................  United Kingdom      24,457,089         105,786,646
Storehouse..................................................  United Kingdom      14,931,522          36,598,040
W.H. Smith Group PLC........................................  United Kingdom      11,883,760         104,231,819
                                                                                                 ---------------
                                                                                                     459,912,946
                                                                                                 ---------------
METALS & MINING 6.5%
Alcan Aluminum Ltd. ........................................      Canada           5,611,870         136,067,866
Anglo American Platinum Corp. Ltd. .........................   South Africa        4,000,000          65,730,428
Antofagasta Holdings PLC....................................      Chile            1,293,749           3,627,024
Billiton Plc. ..............................................  United Kingdom      25,553,088          55,570,659

 16

PAGE

TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES              VALUE
                                                                 ------------------------------------------
COMMON STOCKS (CONT.)
METALS & MINING (CONT.)
British Steel PLC...........................................  United Kingdom      73,980,192     $   147,256,398
Companhia Siderurgica Nacional CSN, ADR.....................      Brazil           1,483,275          12,422,428
Elkem ASA, A................................................      Norway           1,911,300          25,953,989
Grupo Mexico SA de CV, B....................................      Mexico          15,961,800          43,852,861
Industrias Penoles SA.......................................      Mexico           2,324,000           6,956,826
Iscor Ltd. .................................................   South Africa       60,131,200          10,288,793
Minorco SA, ADR.............................................    Luxembourg         2,599,841          40,785,006
Outokumpu OY, A.............................................     Finland           1,093,400           9,590,280
Pechiney SA, A..............................................      France           1,507,889          49,824,314
*Pohang Iron & Steel Co. Ltd. ..............................   South Korea         1,003,460          53,071,019
Union Minier NPV............................................     Belgium             494,000          16,095,197
WMC Ltd. ...................................................    Australia         11,468,500          35,606,729
                                                                                                 ---------------
                                                                                                     712,699,817
                                                                                                 ---------------
MISC MATERIALS & COMMODITIES 1.3%
+Agrium Inc. ...............................................      Canada           7,048,695          56,389,560
De Beers/Centenary Linked Units, reg. ......................   South Africa          929,800          16,029,482
De Beers/Centenary Linked Units, ADR........................   South Africa        4,300,000          73,637,500
                                                                                                 ---------------
                                                                                                     146,056,542
                                                                                                 ---------------
MULTI-INDUSTRY 8.6%
Alfa SA de CV, A............................................      Mexico           7,632,100          18,783,169
Amoy Properties Ltd. .......................................    Hong Kong         65,746,500          47,096,651
Broken Hill Proprietary Co. Ltd. ...........................    Australia          8,815,580          66,180,896
Cheung Kong Holdings Ltd. ..................................    Hong Kong         25,127,000         171,075,377
DESC SA de CV DESC, B.......................................      Mexico          11,250,000          10,713,209
DESC SA de CV DESC, C, ADR..................................      Mexico              27,500             527,656
+Elementis PLC..............................................  United Kingdom      28,738,196          33,838,349
First Pacific Co. Ltd. .....................................    Hong Kong         84,831,800          51,187,592
*Hicom Holdings Bhd. .......................................     Malaysia         14,515,000           4,085,941
Hutchison Whampoa Ltd. .....................................    Hong Kong         18,358,000         127,358,588
+Inchcape PLC...............................................  United Kingdom      30,000,000          71,369,069
Jardine Matheson Holdings Ltd. .............................    Hong Kong         13,609,352          35,656,502
Jardine Strategic Holdings Ltd. ............................    Hong Kong         14,694,764          21,307,408
*Metra OY, B................................................     Finland             284,185           5,169,269
Murray & Roberts Holdings Ltd. .............................   South Africa        5,297,400           1,812,831
Pacific Dunlop Ltd. ........................................    Australia         18,323,754          31,972,473
Pilkington PLC..............................................  United Kingdom      50,000,000          50,462,978
*Saab AB, B.................................................      Sweden           1,255,450          11,051,767
Swire Pacific Ltd., A.......................................    Hong Kong         35,893,400         146,858,221
Swire Pacific Ltd., B.......................................    Hong Kong         34,818,700          21,234,340
Wheelock and Company Ltd. ..................................    Hong Kong         10,338,809           6,371,890
                                                                                                 ---------------
                                                                                                     934,114,176
                                                                                                 ---------------

                                                                              17

PAGE


TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES              VALUE
                                                                 ------------------------------------------
COMMON STOCKS (CONT.)
REAL ESTATE 1.4%
+Bail Investissement........................................      France             164,380     $    22,465,898
Hang Lung Development Co. Ltd. .............................    Hong Kong         39,500,000          37,981,995
Hon Kwok Land Investment Co. Ltd. ..........................    Hong Kong         46,529,000           3,363,072
Hong Kong Land Holdings Ltd. ...............................    Hong Kong         14,871,000          15,614,550
New Asia Realty and Trust Co. Ltd., A.......................    Hong Kong          5,074,000           4,191,359
New World Development Co. Ltd. .............................    Hong Kong         24,473,380          45,012,509
*Wereldhave NV..............................................   Netherlands           526,100          28,356,672
                                                                                                 ---------------
                                                                                                     156,986,055
                                                                                                 ---------------
RECREATION & OTHER CONSUMER GOODS 1.2%
Nintendo Co. Ltd. ..........................................      Japan            1,107,700          95,039,073
Yue Yuen Industrial (Holdings) Ltd. ........................    Hong Kong         27,681,400          39,658,422
                                                                                                 ---------------
                                                                                                     134,697,495
                                                                                                 ---------------
TELECOMMUNICATIONS 6.2%
Asia Satellite Telecommunications Hldgs. Ltd. ..............    Hong Kong          8,945,000          14,431,609
Asia Satellite Telecommunications Hldgs. Ltd., ADR..........    Hong Kong            425,000           7,065,625
Hong Kong Telecommunications Ltd. ..........................    Hong Kong         46,177,087          77,480,834
Nortel Inversora SA, ADR....................................    Argentina            700,000           9,712,500
PT Indosat TBK, ADR.........................................    Indonesia             66,950             870,350
Rostelecom..................................................      Russia           4,204,200           3,321,318
SK Telecom Co. Ltd., ADR....................................   South Korea         9,004,356          91,169,109
Smartone Telecommunications Holdings Ltd. ..................    Hong Kong         22,296,000          60,288,626
Telecom Argentina Stet-France SA (Teco), B, ADR.............    Argentina          3,228,900          87,382,106
*Telecomunicacoes de Minas Gerais Celular SA Telemig........      Brazil         176,397,107           1,040,180
*Telecomunicacoes de Minas Gerais SA Telemig................      Brazil         176,397,107           1,863,655
Telecomunicacoes de Sao Paulo SA (Telesp)...................      Brazil         183,551,000          10,282,464
Telefonica de Argentina SA (TEAR), B, ADR...................    Argentina          1,073,960          31,413,330
Telefonica del Peru SA, B...................................       Peru           10,829,856          13,021,234
Telefonica del Peru SA, B, ADR..............................       Peru            1,829,200          21,607,425
Telefonos de Mexico SA (Telmex), L..........................      Mexico          13,623,481          38,591,880
Telefonos de Mexico SA (Telmex), ADR........................      Mexico           3,600,200         205,886,438
                                                                                                 ---------------
                                                                                                     675,428,683
                                                                                                 ---------------
TEXTILES & APPAREL .2%
*Adidas-Salomon AG..........................................     Germany             174,080          16,606,347
Courtaulds Textiles PLC.....................................  United Kingdom       3,750,000           9,071,321
                                                                                                 ---------------
                                                                                                      25,677,668
                                                                                                 ---------------
TRANSPORTATION 5.2%
+Air New Zealand Ltd., B....................................   New Zealand        16,817,000          27,851,617
British Airways Plc. .......................................  United Kingdom      16,618,800         122,933,115
Cathay Pacific Airways Ltd. ................................    Hong Kong         52,658,000          58,790,191
Great Eastern Shipping Co. Ltd. ............................      India                3,400               1,729
Guangshen Railway Co. Ltd., H, ADR..........................      China              502,620           2,827,238
Hitachi Zosen Corp. ........................................      Japan           21,806,000          26,648,715

 18

PAGE

TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES              VALUE
                                                                 ------------------------------------------
COMMON STOCKS (CONT.)
TRANSPORTATION (CONT.)
Kvaerner ASA, A.............................................      Norway           1,622,460     $    31,664,254
Mayne Nickless Ltd., A......................................    Australia          8,000,000          26,079,829
Peninsular & Oriental Steam Navigation Co. .................  United Kingdom       4,185,828          49,186,262
Singapore Airlines Ltd., fgn. ..............................    Singapore         27,900,800         205,772,451
Vosper Thornycroft Holdings PLC.............................  United Kingdom       1,200,000          16,551,858
                                                                                                 ---------------
                                                                                                     568,307,259
                                                                                                 ---------------
UTILITIES ELECTRICAL & GAS 7.9%
*CEZ AS.....................................................  Czech Republic      10,609,093          13,824,287
CLP Holdings Ltd. ..........................................    Hong Kong         21,426,000         100,938,853
Electrabel SA...............................................     Belgium             239,550          99,927,548
Gener SA, ADR...............................................      Chile            1,918,650          28,779,750
Hong Kong Electric Holdings Ltd. ...........................    Hong Kong         39,249,600         111,703,873
Iberdrola SA, Br. ..........................................      Spain            6,000,000          93,858,060
*Korea Electric Power Corp. ................................   South Korea         5,355,420         126,499,091
Mosenergo, ADR..............................................      Russia           1,350,000           2,700,000
Mosenergo, ADR, 144A........................................      Russia           1,350,000           2,700,000
National Grid Group PLC.....................................  United Kingdom       3,579,093          25,887,676
National Power PLC..........................................  United Kingdom       4,000,000          31,815,706
Powergen PLC................................................  United Kingdom       1,078,256          13,179,798
Thames Water Group PLC......................................  United Kingdom       5,467,833          89,696,918
Transportadora de Gas del Sur SA, B, Reg S, ADR.............    Argentina          3,590,600          35,457,175
Veba AG.....................................................     Germany           1,500,000          79,203,030
                                                                                                 ---------------
                                                                                                     856,171,765
                                                                                                 ---------------
TOTAL COMMON STOCKS (COST $11,307,625,264)..................                                       9,935,480,042
                                                                                                 ---------------
PREFERRED STOCKS 4.3%
+Ballast Nedam NV, pfd. ....................................   Netherlands           240,449           6,810,016
Banco Bradesco SA BBD, pfd. ................................      Brazil       6,996,200,000          28,122,317
*Banco Bradesco SA BBD, new, pfd. ..........................      Brazil         289,986,485           1,158,269
Centrais Eletricas Brasileiras SA (Electrobras), B, pfd. ...      Brazil         370,900,000           5,085,066
Centrais Eletricas Brasileiras SA (Electrobras), ADR,
  pfd. .....................................................      Brazil           3,858,200          26,448,104
*Centrais Geradoras Do Sul Do Brasil SA, ADR, pfd. .........      Brazil             321,660             972,094
Cia Vale do Rio Doce, A, pfd. ..............................      Brazil             949,420          12,153,509
Cia Vale do Rio Doce, A, ADR, pfd. .........................      Brazil           1,550,500          19,847,924
Embotelladora Andina SA, B, ADR, pfd. ......................      Chile              684,950           7,962,544
Fiat SpA, pfd. .............................................      Italy           23,886,400          36,473,991
Petroleo Brasileiro SA (Petrobras), pfd. ...................      Brazil         340,000,000          26,917,641
Tele Celular Sul Participacoes SA, ADR, pfd. ...............      Brazil             205,000           3,305,625
Tele Centro Oeste Celular Participacoes SA, ADR, pfd. ......      Brazil             683,334           1,793,752
*Tele Centro Sul Participacoes SA, ADR, pfd. ...............      Brazil             730,000          29,200,000
Tele Leste Celular Participacoes SA, ADR, pfd. .............      Brazil              41,000             858,438
Tele Nordeste Celular Participacoes SA, ADR, pfd. ..........      Brazil             102,500           1,563,125
Tele Norte Celular Participacoes SA, ADR, pfd. .............      Brazil              41,000             996,813
*Tele Norte Leste Participacoes SA, ADR, pfd. ..............      Brazil           3,650,000          36,500,000
Tele Sudeste Celular Participacoes SA, ADR, pfd. ...........      Brazil             410,000           5,458,125

                                                                              19

PAGE

TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES              VALUE
                                                                 ------------------------------------------
PREFERRED STOCKS (CONT.)
Telecomunicacoes Brasileiras SA (Telebras), pfd. ...........      Brazil         572,200,000     $    37,059,440
Telecomunicacoes Brasileiras SA (Telebras), ADR, pfd. ......      Brazil           2,050,000             352,344
Telecomunicacoes de Minas Gerais Celular Telemig, pfd. .....      Brazil          38,363,000             344,984
Telecomunicacoes de Minas Gerais SA, B, pfd. ...............      Brazil          38,363,000             631,529
*Telemig Celular Participacoes SA, ADR, pfd. ...............      Brazil             102,500           1,896,250
Telesp Celular Participacoes SA, ADR, pfd. .................      Brazil             820,000          17,220,000
Telesp Participacoes SA, ADR, pfd. .........................      Brazil           2,050,000          33,825,000
+Usinas Siderurgicas De Minas Gerais SA, pfd. ..............      Brazil           7,945,430           9,682,883
Volkswagen AG, pfd. ........................................     Germany           3,051,340         121,256,389
                                                                                                 ---------------
TOTAL PREFERRED STOCKS (COST $844,075,927)..................                                         473,896,172
                                                                                                 ---------------
                                                                                 PRINCIPAL
                                                                                 AMOUNT**
                                                                               -------------
SHORT TERM INVESTMENTS (COST $402,355,412) 3.7%
U.S. Treasury Bills, 3.835% to 4.57%, with maturities to
  5/27/99...................................................  United States     $405,540,000         402,295,657
                                                                                                 ---------------
TOTAL INVESTMENTS (COST $12,554,056,603) 99.1%..............                                      10,811,671,871
OTHER ASSETS, LESS LIABILITIES .9%..........................                                          98,362,819
                                                                                                 ---------------
TOTAL NET ASSETS 100.0%.....................................                                     $10,910,034,690
                                                                                                 ===============

*Non-income producing.
**Securities denominated in U.S. dollars.
+Affiliated issuers (see note 6).
                       See Notes to Financial Statements.
 20

PAGE

TEMPLETON FOREIGN FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1999 (UNAUDITED)

Assets:
 Investments in securities, at value (cost
  $12,554,056,603)..........................................    $10,811,671,871
 Cash.......................................................          4,321,083
 Receivables:
  Investment securities sold................................        158,672,641
  Capital shares sold.......................................         20,976,634
  Dividends and interest....................................         36,453,531
                                                                ---------------
      Total assets..........................................     11,032,095,760
                                                                ---------------
Liabilities:
 Payables:
  Investment securities purchased...........................         50,462,071
  Capital shares redeemed...................................         58,659,872
  To affiliates.............................................          8,109,265
 Accrued Expenses...........................................          4,829,862
                                                                ---------------
      Total liabilities.....................................        122,061,070
                                                                ---------------
Net assets, at value........................................    $10,910,034,690
                                                                ===============
Net assets consist of:
 Undistributed net investment income........................    $    77,550,803
 Net unrealized depreciation................................     (1,742,384,732)
 Accumulated net realized gain..............................         16,302,175
 Capital shares.............................................     12,558,566,444
                                                                ---------------
Net assets, at value........................................    $10,910,034,690
                                                                ===============
CLASS A:
 Net asset value per share ($9,841,644,761 / 1,202,587,064
   shares outstanding)......................................              $8.18
                                                                ===============
 Maximum offering price per share ($8.18 / 94.25%)..........              $8.68
                                                                ===============
CLASS B:
 Net asset value per share ($1,697,253 / 207,717 shares
   outstanding)*............................................              $8.17
                                                                ===============
CLASS C:
 Net asset value per share ($1,020,182,208 / 126,397,066
   shares outstanding)*.....................................              $8.07
                                                                ===============
 Maximum offering price per share ($8.07 / 99.00%)..........              $8.15
                                                                ===============
ADVISOR CLASS:
 Net asset value per share ($46,510,468 / 5,681,893 shares
   outstanding).............................................              $8.19
                                                                ===============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
                                                                              21

PAGE

TEMPLETON FOREIGN FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $13,182,198)
 Dividends..................................................    $151,549,022
 Interest...................................................      24,779,410
                                                                ------------
      Total investment income...............................                       $  176,328,432
Expenses:
 Management fees (Note 3)...................................      36,231,201
 Administrative fees (Note 3)...............................       4,624,334
 Distribution fees (Note 3)
  Class A...................................................      13,351,917
  Class B...................................................           1,199
  Class C...................................................       5,661,624
 Transfer agent fees (Note 3)...............................       7,100,000
 Custodian fees.............................................       2,290,000
 Reports to shareholders....................................       1,345,000
 Registration and filing fees...............................         105,000
 Professional fees..........................................          71,800
 Directors' fees and expenses...............................          94,500
 Other......................................................         114,843
                                                                ------------
      Total expenses........................................                           70,991,418
                                                                                   --------------
            Net investment income...........................                          105,337,014
                                                                                   --------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................      21,638,674
  Foreign currency transactions.............................      (9,262,065)
                                                                ------------
      Net realized gain.....................................                           12,376,609
      Net unrealized appreciation on investments............                        1,013,854,218
                                                                                   --------------
Net realized and unrealized gain............................                        1,026,230,827
                                                                                   --------------
Net increase in net assets resulting from operations........                       $1,131,567,841
                                                                                   ==============

                       See Notes to Financial Statements.
 22

PAGE

TEMPLETON FOREIGN FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED
                                                                FEBRUARY 28, 1999          YEAR ENDED
                                                                   (UNAUDITED)           AUGUST 31, 1998
                                                                ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   105,337,014         $   434,425,533
  Net realized gain from investments and foreign currency
    transactions............................................          12,376,609           1,318,565,421
  Net unrealized appreciation (depreciation) on
   investments..............................................       1,013,854,218          (4,427,460,673)
                                                                ----------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................       1,131,567,841          (2,674,469,719)
 Distributions to shareholders from:
  Net investment income:
   Class A..................................................        (319,041,711)           (418,126,512)
   Class C..................................................         (27,555,750)            (31,961,548)
   Advisor Class............................................          (1,552,073)             (4,907,491)
  Net realized gains:
   Class A..................................................        (940,265,165)         (1,101,558,721)
   Class C..................................................        (102,255,543)           (105,695,936)
   Advisor Class............................................          (4,253,117)            (11,895,183)
 Capital share transactions (Note 2):
   Class A..................................................        (666,782,496)            285,456,853
   Class B..................................................           1,723,568             266,405,053
   Class C..................................................        (114,594,205)                     --
   Advisor Class............................................          (2,292,607)            (58,437,266)
                                                                ----------------------------------------
    Net decrease in net assets..............................      (1,045,301,258)         (3,855,190,470)
Net assets:
 Beginning of period........................................      11,955,335,948          15,810,526,418
                                                                ----------------------------------------
 End of period..............................................     $10,910,034,690         $11,955,335,948
                                                                ========================================
Undistributed net investment income included in net assets:
 End of period..............................................     $    77,550,803         $   320,363,323
                                                                ========================================

                       See Notes to Financial Statements.
                                                                              23

PAGE

TEMPLETON FOREIGN FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Foreign Fund (the Fund) is a separate, diversified series of Templeton Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest primarily in the equity securities of companies outside the United States, including in emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

 24

PAGE


TEMPLETON FOREIGN FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers four classes of shares; Class A, Class B, Class C and Advisor Class shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively, and a fourth class of shares, Class B, was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class, and the exchange privilege of each class.

At February 28, 1999, there were 3.7 billion shares of capital stock authorized ($1.00 par value) of which 2.5 billion shares have been classified as Fund shares as follows: 2 billion Class A shares, 100 million Class B shares, 300 million Class C shares and 100 million Advisor Class shares. Transactions in the Fund's shares were as follows:

                                                           SIX MONTHS ENDED                           YEAR ENDED
                                                           FEBRUARY 28, 1999                        AUGUST 31, 1998
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                    -----------------------------------------------------------------------
CLASS A SHARES:
Shares sold.......................................   329,885,376    $ 2,751,761,372          483,458,360    $ 5,097,767,696
Shares issued on reinvestment of distributions....   140,747,928      1,127,387,982          123,818,793      1,329,020,247
Shares redeemed...................................  (543,127,079)    (4,545,931,850)        (593,134,761)    (6,141,331,090)
                                                    -----------------------------------------------------------------------
Net increase (decrease)...........................   (72,493,775)   $  (666,782,496)          14,142,392    $   285,456,853
                                                    =======================================================================

                                                                              25

PAGE

TEMPLETON FOREIGN FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)

                                                                 PERIOD ENDED
                                                              FEBRUARY 28, 1999*
                                                         ----------------------------
                                                           SHARES          AMOUNT
                                                         ----------------------------
CLASS B SHARES:
Shares sold............................................      208,322    $   1,728,511
Shares redeemed........................................         (605)          (4,943)
                                                         ----------------------------
Net increase...........................................      207,717    $   1,723,568
                                                         ============================

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                              FEBRUARY 28, 1999                     AUGUST 31, 1998
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                         -----------------------------------------------------------------
CLASS C SHARES:
Shares sold............................................   22,881,188    $ 187,982,730          55,528,728    $ 582,473,124
Shares issued on reinvestment of distributions.........   12,346,592       97,784,887           9,502,152      100,985,613
Shares redeemed........................................  (48,537,283)    (400,361,822)        (41,180,696)    (417,053,684)
                                                         -----------------------------------------------------------------
Net increase (decrease)................................  (13,309,503)   $(114,594,205)         23,850,184    $ 266,405,053
                                                         =================================================================

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                              FEBRUARY 28, 1999                     AUGUST 31, 1998
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                         -----------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold............................................    2,926,061    $  24,523,026          17,334,441    $ 183,323,322
Shares issued on reinvestment of distributions.........      608,301        4,866,404             260,292        3,067,476
Shares redeemed........................................   (3,782,343)     (31,682,037)        (23,847,551)    (244,828,064)
                                                         -----------------------------------------------------------------
Net decrease...........................................     (247,981)   $  (2,292,607)         (6,252,818)   $ (58,437,266)
                                                         ==================================================================

*Effective date of Class B shares was January 1, 1999.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

 26

PAGE


TEMPLETON FOREIGN FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.75%         First $200 million
0.675%        Over $200 million, up to and including $1.3 billion
0.60%         Over $1.3 billion

The Fund pays its allocated share of an administrative fee to FT Services based on the Company's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.25%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively, for costs incurred in marketing the Fund's Class A, Class B and Class C shares. Under the Class A distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent periods. At February 28, 1999, unreimbursed costs were $$2,967,605. Distributors paid net commissions on sales of the Fund's shares and received contingent deferred sales charges for the period of $132,493 and $602,793, respectively.

Legal fees of $29,072 were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

At February 28, 1999, the net unrealized depreciation based on the cost of investments for income tax purposes of $12,564,601,553 was as follows:

Unrealized appreciation...................................    $   766,475,448
Unrealized depreciation...................................     (2,519,405,130)
                                                              ---------------
Net unrealized depreciation...............................    $(1,752,929,682)
                                                              ===============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended February 28, 1999 aggregated $1,783,286,003 and $3,589,602,468 respectively.

                                                                              27

PAGE


TEMPLETON FOREIGN FUND
Notes to Financial Statements (unaudited) (continued)

6. INVESTMENT IN AFFILIATES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at February 28, 1999 were $728,429,208. For the period ended February 28, 1999, dividend income from "affiliated companies" was $11,793,948 and net realized gains from disposition of "affiliated companies" were $252,841.

                               NUMBER OF                                NUMBER OF
                              SHARES HELD      GROSS       GROSS       SHARES HELD        VALUE       DIVIDEND INCOME   REALIZED
      NAME OF ISSUER         AUG. 31, 1998   ADDITIONS   REDUCTIONS   FEB. 28, 1999   FEB. 28, 1999   9/1/98-2/28/99      GAIN
---------------------------------------------------------------------------------------------------------------------------------
NON CONTROLLED AFFILIATES
Agrium Inc. ...............    7,048,695            --          --      7,048,695     $ 56,389,560      $   329,527            --
Air New Zealand Ltd., B....   16,817,000            --          --     16,817,000       27,851,617          612,202            --
Bail Investissement........      164,380            --          --        164,380       22,465,898               --            --
Ballast Nedam NV, pfd. ....      256,749            --     (16,300)       240,449        6,810,016               --     $(204,232)
DSM NV, Br.................    1,852,903            --          --      1,852,903      160,688,662               --            --
Elementis PLC..............   28,200,000       538,196          --     28,738,196       33,838,349          966,863            --
Elkem ASA, A...............    2,524,000            --    (612,700)     1,911,300                *               --             *
G P Batteries International
 Ltd.......................    5,883,398       232,000          --      6,115,398       10,654,003          456,207            --
Grand Hotel Holdings
 Ltd.......................   34,685,000            --          --     34,685,000        4,790,158        2,687,718            --
Hepworth PLC...............   21,012,458            --          --     21,012,458       51,671,082        1,143,912            --
Hollandsche Beton Groep
 NV........................    2,194,149            --    (161,824)     2,032,325       19,409,658               --       457,073
Inchcape PLC...............   30,000,000            --          --     30,000,000       71,369,069               --            --
Mckechnie Group PLC........    7,000,000     3,052,495          --     10,052,495       56,283,794        1,785,010            --
Mo Och Domsjoe AB (Modo),
 B.........................    4,000,800            --          --      4,000,800      104,923,780               --            --
Usinas Siderurgicas De
 Minas Gerais SA, pfd. ....    7,945,430            --          --      7,945,430        9,682,883        1,719,757            --
Vickers Group PLC..........   19,749,701     2,923,000          --     22,672,701       53,756,044        1,009,667            --
W.H. Smith Group PLC.......   13,671,360            --   (1,787,600)   11,883,760                *          962,533             *
Yamato Kogyo Co. Ltd.......    7,702,000            --          --      7,702,000       37,844,635          120,552            --
                                                                                      -------------------------------------------
TOTAL NON CONTROLLED
 AFFILIATES................                                                           $728,429,208      $11,793,948     $ 252,841
                                                                                      ===========================================

*As of February 28, 1999, no longer an affiliate.

 28

PAGE

LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH

Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing  Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller  Companies Fund
Templeton Global Infrastructure Fund
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME

Franklin Global Utilities Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and  Income Fund

GLOBAL INCOME

Franklin Global Government Income Fund
Franklin Templeton Global Currency Fund
Franklin Templeton Hard Currency Fund
Templeton Americas Government Securities Fund

GROWTH

Franklin Biotechnology  Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap Growth Fund

GROWTH AND INCOME

Franklin Asset Allocation Fund
Franklin Balance Sheet Investment Fund*
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate  Securities Fund
Franklin Rising Dividends Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Fund Allocator Series
Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Investment Grade Income Fund
Franklin Short-Intermediate  U.S. Government Securities Fund
Franklin Strategic Income Fund
Franklin U.S. Government Securities Fund
Franklin Federal Money Fund
Franklin Money Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME

Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free  Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME

Alabama
Arizona**
California**
Colorado
Connecticut
Florida**
Georgia
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan+
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio
Oregon
Pennsylvania
Tennessee***
Texas
Virginia

VARIABLE ANNUITIES++

Franklin Valuemark(R)
Franklin Templeton  Valuemark Income Plus
 (an immediate annuity)

*These funds are now closed to new accounts, with the exception of retirement plan accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.

                                                                           01/99


PAGE

[LOGO FRANKLIN(R)TEMPLETON(R)]                                      Bulk Rate
Templeton Foreign Fund                                             U.S. Postage
777 Mariners Island Blvd., P.O. Box 7777                               PAID
San Mateo, CA 94403-7777                                           Permit No. 75
                                                                     Bell, CA



SEMIANNUAL REPORT

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585
1-800/DIAL BEN(R)
www.franklin-templeton.com

SHAREHOLDER SERVICES
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by the current Templeton Foreign Fund prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

                                                [LOGO PRINTED ON RECYCLED PAPER]

104 S99 4/99